Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized Investment Gain (Loss), Balance	$ 11	$ (323)	$ (225)
Unrealized Gain (Loss) on Investments	(240)	334	(98)
Unrealized Investment Gain (Loss), Balance	(226)	11	(323)
Accumulated Other Comprehensive Income (Loss), net of tax	11	(323)	(225)
Effect of change for ASU 2018-02	3
Accumulated Other Comprehensive Income (Loss), net of tax	$ (226)	$ 11	$ (323)